John Hancock

Financial Industries Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 97.8%		$741,368,337
(Cost $521,230,558)

Consumer discretionary 0.7%		5,203,903

Hotels, restaurants and leisure 0.7%
Marriott International, Inc., Class A	37,422	5,203,903

Financials 86.8%		658,279,131

Banks 48.5%
1st Source Corp.	92,325	4,334,659
American Business Bank (A)	105,887	3,811,932
American River Bankshares	13,432	176,631
Ameris Bancorp	193,657	7,701,739
Atlantic Union Bankshares Corp.	257,772	9,803,069
Bank of America Corp.	786,777	24,138,318
Bank of Marin Bancorp	109,435	4,784,498
Bankinter SA	1,046,380	6,787,593
Baycom Corp. (A)	74,508	1,706,233
BOK Financial Corp.	107,768	9,018,026
Business First Bancshares, Inc.	42,411	1,057,730
California Bancorp, Inc. (A)	20,537	389,459
California Bancorp, Inc. (A)	22,821	443,868
Cambridge Bancorp	11,658	911,656
Chemical Financial Corp.	158,259	6,653,208
Citigroup, Inc.	260,522	18,538,746
Citizens Financial Group, Inc.	583,652	21,746,874
Coastal Financial Corp. (A)	88,497	1,406,217
Columbia Banking System, Inc.	257,591	9,713,757
Comerica, Inc.	155,751	11,400,973
DNB ASA	382,764	6,847,877
Equity Bancshares, Inc., Class A (A)	26,990	714,965
Evans Bancorp, Inc.	69,316	2,568,851
First Business Financial Services, Inc.	86,343	2,057,554
First Horizon National Corp.	405,124	6,644,034
First Merchants Corp.	193,585	7,629,185
Flushing Financial Corp.	148,640	3,026,310
German American Bancorp, Inc.	37,875	1,194,956
Glacier Bancorp, Inc.	107,821	4,518,778
Heritage Commerce Corp.	227,494	2,814,101
Heritage Financial Corp.	102,690	2,928,719
JPMorgan Chase & Co.	212,908	24,697,328
KeyCorp	717,148	13,174,009
Level One Bancorp, Inc.	66,691	1,571,240
M&T Bank Corp.	77,796	12,777,993
Nicolet Bankshares, Inc. (A)	54,432	3,576,727
Pacific Premier Bancorp, Inc.	121,489	3,842,697
PacWest Bancorp	221,812	8,568,598
Pinnacle Financial Partners, Inc.	129,652	7,875,062
Red River Bancshares, Inc. (A)	7,770	366,122
Regions Financial Corp.	514,447	8,195,141
Southern First Bancshares, Inc. (A)	45,587	1,859,038
Stock Yards Bancorp, Inc.	118,079	4,516,522
SunTrust Banks, Inc.	223,933	14,913,938
SVB Financial Group (A)	70,868	16,439,250
The First Bancshares, Inc.	60,906	2,022,688

2 JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
TriCo Bancshares	201,668	$7,612,967
U.S. Bancorp	398,177	22,755,816
Unicaja Banco SA (B)	3,368,317	2,652,718
Washington Trust Bancorp, Inc.	21,813	1,095,667
Western Alliance Bancorp (A)	139,650	6,904,296
Zions Bancorp NA	375,757	16,935,368

Capital markets 8.7%
Ares Management Corp., Class A	492,946	14,418,671
Close Brothers Group PLC	384,030	6,200,200
E*TRADE Financial Corp.	218,990	10,684,522
KKR & Company, Inc., Class A	500,419	13,386,208
The Blackstone Group, Inc., Class A	333,728	16,012,269
Tradeweb Markets, Inc., Class A	112,549	5,330,321

Consumer finance 4.4%
American Express Company	163,986	20,394,939
Discover Financial Services	144,910	13,004,223

Diversified financial services 5.7%
AXA Equitable Holdings, Inc.	258,614	5,813,643
Berkshire Hathaway, Inc., Class B (A)	91,034	18,701,115
Eurazeo SE	81,041	5,438,251
Voya Financial, Inc.	233,561	13,119,121

Insurance 18.1%
Aon PLC	110,617	20,934,267
Arthur J. Gallagher & Company	151,687	13,717,055
Assured Guaranty, Ltd.	347,301	15,173,581
Chubb, Ltd.	83,242	12,722,706
Cincinnati Financial Corp.	95,921	10,295,201
Kinsale Capital Group, Inc.	179,668	16,144,966
Lincoln National Corp.	250,031	16,337,026
Palomar Holdings, Inc. (A)	171,918	4,925,451
The Hanover Insurance Group, Inc.	105,129	13,636,283
Willis Towers Watson PLC	68,110	13,296,434

Thrifts and mortgage finance 1.4%
OP Bancorp	129,020	1,272,137
Provident Financial Services, Inc.	200,114	4,838,757
United Community Financial Corp.	457,572	4,658,083

Information technology 5.1%		38,599,520

IT services 5.1%
EVERTEC, Inc.	115,485	3,697,830
Visa, Inc., Class A	104,365	18,576,970
WEX, Inc. (A)	74,860	16,324,720

Real estate 5.2%		39,285,783

Equity real estate investment trusts 4.6%
Lexington Realty Trust	193,432	1,909,174
Monmouth Real Estate Investment Corp.	137,986	1,902,827
Nippon Prologis REIT, Inc.	2,389	5,743,898
Park Hotels & Resorts, Inc.	112,289	2,965,552
Plymouth Industrial REIT, Inc.	175,027	3,252,002
Prologis, Inc.	182,816	14,736,798
Rexford Industrial Realty, Inc.	109,931	4,551,143

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND 3

			Shares	Value
Real estate (continued)
Real estate management and development 0.6%
VGP NV			50,156	$4,224,389

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.5%				$3,956,829
(Cost $3,670,000)

Financials 0.5%				3,956,829

Insurance 0.5%
AXA SA (B)	7.250	05-15-21	3,670,000	3,956,829

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.6%				$11,927,000
(Cost $11,927,000)

U.S. Government Agency 0.5%				3,980,000

Federal Agricultural Mortgage Corp. Discount Note	2.150	08-01-19	1,416,000	1,416,000
Federal Home Loan Bank Discount Note	2.150	08-01-19	2,564,000	2,564,000

			Par value^	Value
Repurchase agreement 1.1%				7,947,000

Barclays Tri-Party Repurchase Agreement dated 7-31-19 at 2.520% to be repurchased at $5,684,398 on 8-1-19, collateralized by $4,779,900 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $5,798,190, including interest)			5,684,000	5,684,000
Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $2,263,082 on 8-1-19, collateralized by $2,290,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $2,312,431, including interest)			2,263,000	2,263,000

Total investments (Cost $536,827,558) 99.9%				$757,252,166
Other assets and liabilities, net 0.1%				701,337
Total net assets 100.0%				$757,953,503

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 7-31-19:

United States	85.8%
United Kingdom	5.3%
Bermuda	2.0%
Switzerland	1.7%
Spain	1.2%
France	1.2%
Other countries	2.8%
TOTAL	100.0%

4 JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	770,000	USD	861,358	CITI	9/18/2019	—	$(5,734)
EUR	980,000	USD	1,108,241	JPM	9/18/2019	—	(19,265)
GBP	310,000	USD	378,080	CITI	9/18/2019	—	(216)
JPY	30,130,000	USD	280,483	SSB	9/18/2019	—	(2,553)
NOK	5,650,000	USD	658,172	JPM	9/18/2019	—	(19,401)
NOK	9,120,000	USD	1,069,052	SSB	9/18/2019	—	(37,973)
SEK	33,560,000	USD	3,590,463	SSB	9/18/2019	—	(104,619)
USD	22,289,705	EUR	19,603,773	CITI	9/18/2019	$505,995	—
USD	6,824,879	GBP	5,340,000	CITI	9/18/2019	315,876	—
USD	140,021	GBP	110,000	JPM	9/18/2019	5,940	—
USD	5,463,373	JPY	586,740,000	MSCS	9/18/2019	51,062	—
USD	732,496	JPY	78,990,000	SSB	9/18/2019	3,863	—
USD	8,260,657	NOK	71,770,000	GSI	9/18/2019	146,563	—
USD	382,274	NOK	3,250,000	SSB	9/18/2019	14,839	—
USD	3,588,661	SEK	33,560,000	SSB	9/18/2019	102,818	—
						$1,146,956	$(189,761)

Derivatives Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations

CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND 5

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary
Hotels, restaurants and leisure	$5,203,903	$5,203,903	—	—
Financials
Banks	367,823,701	351,146,054	$16,677,647	—
Capital markets	66,032,191	59,831,991	6,200,200	—
Consumer finance	33,399,162	33,399,162	—	—
Diversified financial services	43,072,130	37,633,879	5,438,251	—
Insurance	137,182,970	137,182,970	—	—
Thrifts and mortgage finance	10,768,977	10,768,977	—	—
Information technology
IT services	38,599,520	38,599,520	—	—
Real estate
Equity real estate investment trusts	35,061,394	29,317,496	5,743,898	—
Real estate management and development	4,224,389	—	4,224,389	—
Convertible bonds	3,956,829	—	3,956,829	—
Short-term investments	11,927,000	—	11,927,000	—
Total investments in securities	$757,252,166	$703,083,952	$54,168,214	—
Derivatives:

6

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Assets
Forward foreign currency contracts	$1,146,956	—	$1,146,956	—
Liabilities
Forward foreign currency contracts	(189,761)	—	(189,761)	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,803,555	12,078,649	(13,882,204)	—	—	—	($1,178)	$3,448	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

70Q3 07/19
This report is for the information of the shareholders of John Hancock Financial Industries Fund.	9/19